Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 15,327	$ 13,045	$ 10,941	$ 13,304	$ 11,013	$ 10,339	$ 11,886	$ 11,321	$ 9,636	$ 9,450	$ 17,071
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	15,145	12,993	10,982	13,455	11,219	10,614	12,297	11,801	10,120	10,000	$ 16,746
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	15,855	13,525	11,379	13,868	11,510	10,834	12,483	11,919	10,172	10,000	$ 17,620
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	16,695	14,167	11,849	14,363	11,856	11,094	12,712	12,069	10,234	10,000	$ 18,657
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	16,589	14,083	11,784	14,290	11,804	11,053	12,675	12,044	10,225	10,000	$ 18,521
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,748	20,048	17,594	20,917	16,260	13,954	13,993	12,560	10,724	10,000	$ 28,656
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,748	20,048	17,594	20,917	16,260	13,954	13,993	12,560	10,724	10,000	$ 28,656
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,748	20,048	17,594	20,917	16,260	13,954	13,993	12,560	10,724	10,000	$ 28,656
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,748	20,048	17,594	20,917	16,260	13,954	13,993	12,560	10,724	10,000	$ 28,656
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	$ 24,748	$ 20,048	$ 17,594	$ 20,917	$ 16,260	$ 13,954	$ 13,993	$ 12,560	$ 10,724	$ 10,000	$ 28,656